Loans Receivable and Allowance for Loan Losses - Aggregate Amounts of Classified Loan Balances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	$ 635,776	$ 578,865
Special mention loan	1,027	1,353
Substandard loan	5,706	5,460
Total	642,509	585,678
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	551,681	520,172
Special mention loan	1,008	1,322
Substandard loan	4,612	5,176
Total	557,301	526,670
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	34,828	21,565
Substandard loan	582
Total	35,410	21,565
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	38,399	24,909
Substandard loan	439	247
Total	38,838	25,156
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	611	553
Total	611	553
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	9,585	10,848
Special mention loan	19	31
Substandard loan	73	37
Total	9,677	10,916
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-classified:	672	818
Total	$ 672	$ 818